Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	(1.98%)	1.52%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	(1.43%)	1.97%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	(2.13%)	1.04%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	(1.37%)	1.12%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	(0.37%)	2.62%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	6.41%	(1.37%)	1.77%